SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories
Raw materials	$ 549,541	$ 4,427,134
Work in progress	372,190	1,742,927
Finished goods	7,307,695	6,566,406
Spare parts for production	309,387	391,263
Total	$ 8,538,813	$ 13,127,730